ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
NOTE C — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities at June 30, 2014 and September 30, 2013 are as follows:

	June 30, 2014	September 30, 2013
	(unaudited)
Accounts payable	$904,794	$641,302
Accrued consulting fees	102,500	102,500
Accrued salaries payable	175,009	220,175
Other accrued expenses	77,136	3,000
Total	$1,259,439	$966,977

NOTE D — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities at September 30, 2013 and 2012 are as follows:

	2013	2012
Accounts payable	$641,302	$473,060
Accrued consulting fees	102,500	102,500
Accrued salaries payable	220,175	16,449
Other accrued expenses	3,000	—
Total	$966,977	$592,009

NOTE C — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities at September 30, 2012 and 2011 are as follows:

	2012	2011
Accounts payable	$473,060	$165,465
Accrued consulting fees	102,500	102,500
Accrued interest payable	—	415,096
Accrued salaries payable	16,449	85,000
Total	$592,009	$768,061